Consolidated Statements Of Redeemable Preferred Stock And Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2008
Issuance of preferred stock, issuance cost			$ 246
Issuance of preferred stock, embedded derivatives			302
Issuance of common stock, issue cost			234
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, embedded derivatives	52,394	52,394
Issuance Of Stocks For Acquisitions [Member]
Issuance of preferred stock, embedded derivatives	1,158	1,158
Issuance of common stock, issue cost	$ 862	$ 862